Schedule of Financial Assets (Detail) - Foreign Exchange Risk - BRL (R$) R$ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount | Foreign Exchange Contract
Financial Assets and Liabilities [Line Items]
Financial assets	[1]	R$ 1,917,768
Carrying amount | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets		149,917	R$ 82,482	R$ 80,655
Carrying amount | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets		23,218	1,307	2,381
Carrying amount | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		405	662
Carrying amount | Interest Rate Contract
Financial Assets and Liabilities [Line Items]
Financial assets	[1]	7,119,973
Carrying amount | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets		4,707,585	6,583,877	7,290,561
Carrying amount | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		102,716	135,624	286,005
Fair Value | Foreign Exchange Contract
Financial Assets and Liabilities [Line Items]
Financial assets	[1]	1,917,768
Fair Value | Foreign Exchange Contract | Cash
Financial Assets and Liabilities [Line Items]
Financial assets		149,917	82,482	80,655
Fair Value | Foreign Exchange Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets		23,218	1,307	2,381
Fair Value | Foreign Exchange Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		405	662
Fair Value | Interest Rate Contract
Financial Assets and Liabilities [Line Items]
Financial assets	[1]	7,119,973
Fair Value | Interest Rate Contract | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Financial assets		4,707,585	6,583,877	7,290,561
Fair Value | Interest Rate Contract | Short-term Investments
Financial Assets and Liabilities [Line Items]
Financial assets		R$ 102,716	R$ 135,624	R$ 286,005

[1]	Consider debts novated until 06/30/2018